Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, Barrels in Millions	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022 MXN ($) Barrels	Jun. 30, 2021 MXN ($) Barrels	Jun. 30, 2022 MXN ($) Exchange_Rate Barrels	Jun. 30, 2021 MXN ($) Exchange_Rate Barrels	Sep. 30, 2021 Exchange_Rate	Dec. 31, 2021 MXN ($) Exchange_Rate	Dec. 31, 2020 Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net	$ 47,787,490	$ (14,437,323)	$ 64,128,110	$ 32,192,460
Negative tax effect due to higher income			7,198,269
Impairment (reversal of impairment)			225,977,991	$ 138,611,470
Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate				19.8027	19.9847	20.5835	19.9487
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ 21,547,474	$ 28,192,228
Useful life			25 years
Production forecast | Barrels	6,955	6,401	6,955	6,401
Percentage of increase in discount rate			5.68%	7.41%
Negative Effect From Decrease In Prices			$ 63,545,318	$ 1,713,106
Positive Effect From Decrease In Production			123,125,874	36,638,596
Positive Effect Due To Increase Decrease In Exchange Rate Amount						$ 5,781,853
Exchange rate effect amount				3,280,961
Negative tax effect due to higher income			25,052,959	41,010,776
Impairment (reversal of impairment)			1,289,942,972	1,234,012,708
Positive effect due to decrease in discount rate				423,127,857
Higher expected cost on disposal of abandoned fixed assets				$ 4,769,381
Pemex exploration and production [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate				6.23%
Pemex exploration and production [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate				5.68%
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ 40,823,408	$ 3,890,372
Foreign exchange rate | Exchange_Rate			19.9847	19.8027		20.5835	19.9487
Percentage of decrease in discount rate			26.80%
Impairment (reversal of impairment)			$ 40,823,408	$ 3,890,372
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.9847	19.8027
Percentage of decrease in discount rate			2.20%	1.88%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.9847	19.8027
Percentage of decrease in discount rate			12.10%	0.11%
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ 1,474,790	$ 109,860